Condensed Consolidated Statements of Comprehensive Income (Loss) (Quarterly Periods Unaudited) (LendingClub Corp) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
LendingClub net income (loss)	$ (1,696,579)	$ (984,549)	$ (3,252,501)	$ 3,185,760	$ (4,728,869)	$ (5,698,198)
Other Comprehensive Income (Loss), before Tax
Net unrealized gain on securities available for sale			(153,514)
LendingClub comprehensive income (loss)	(1,696,579)	(986,424)	(3,252,501)	(3,218,995)
LendingClub Corp [Member]
LendingClub net income (loss)	(6,530,000)	(36,486,000)	(61,828,000)	(113,700,000)	(145,969,000)	(4,995,000)	$ (32,894,000)
Other Comprehensive Income (Loss), before Tax
Net unrealized gain on securities available for sale	4,000	111,000	289,000	1,710,000	1,515,000	(1,671,000)
Other comprehensive income (loss), before tax	4,000	111,000	289,000	1,710,000	1,515,000	(1,671,000)
Income tax effect		46,000	114,000	696,000	611,000
Other comprehensive income (loss), net of tax	4,000	65,000	175,000	1,014,000
Less: Other comprehensive income (loss) attributable to noncontrolling interests	(3,000)		(3,000)
LendingClub other comprehensive income (loss), net of tax	7,000	65,000	178,000	1,014,000	904,000	(1,671,000)
LendingClub comprehensive income (loss)	(6,523,000)	(36,421,000)	(61,650,000)	(112,686,000)	(145,065,000)	(6,666,000)
Comprehensive income (loss) attributable to noncontrolling interests	(3,000)		(3,000)
Total comprehensive income (loss)	$ (6,526,000)	$ (36,421,000)	$ (61,653,000)	$ (112,686,000)